Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow disclosures
Other receivables and credits	$ (68,846)	$ (32,429)	$ (55,064)
Inventories	5,013	(1,551)	(3,566)
Other liabilities	(69,658)	(19,323)	989
Changes in working capital	$ (133,491)	$ (53,303)	$ (57,641)